Income Taxes	12 Months Ended
Dec. 31, 2011
Income Taxes [Abstract]
Income Taxes

NOTE E – INCOME TAXES

We recognized losses for financial reporting and tax purposes for the years ended December 31, 2011 and 2010, in the accompanying consolidated statements of operations. Accordingly, no provisions for income taxes and/or deferred income taxes payable have been provided in the accompanying consolidated financial statements.

At December 31, 2011 and 2010, we had federal and state net operating loss carry-forwards of approximately $16,683,683 and $16,398,736, respectively. The significant difference between this amount and our accumulated deficit arises primarily from certain stock based compensation that is considered to be a permanent difference. Assuming our net operating loss carry-forwards are not disallowed because of certain "change in control" provisions of the Internal Revenue Code, these net operating loss carry-forwards expire in various years through the year ending December 31, 2031. However, we have established a valuation allowance to fully reserve our deferred income tax assets as such assets did not meet the required asset recognition standard established by ASC Topic 740. Our valuation allowance increased by approximately $1,077,300 during the year ended December 31, 2011.

At December 31, 2011 and 2010, our current and non-current deferred income tax assets (assuming an effective income tax rate of approximately 38.6% and 38.7% at December 31, 2011 and 2010, respectively consisted of the following:

	2011	2010
Net current deferred income tax asset:
Allowance for doubtful accounts	$830,000	$564,600
Accrued expenses	222,700	162,800

Subtotal	1,052,700	727,400
Less valuation allowance	(1,052,700)	(727,400)

Total	$—	$—

Net non-current deferred income tax asset:
Net operating loss carry-forwards	$3,298,400	$2,979,400
Accumulated depreciation and impairment	(344,600)	(777,600)

Subtotal	2,953,800	2,201,800
Less valuation allowance	(2,953,800)	(2,201,800)

Total	$—	$—

Current California tax laws include a restriction on the utilization of net operating losses for the fiscal year ending December 31, 2011 and 2012. Accordingly, our ability to utilize NOLs for California tax purposes is restricted and this may lead to a current state tax expense in those years. There is a possibility that this restriction could be extended into future periods and effect our ability to use our NOLs.